Bank acceptance notes payable (Details)	Apr. 19, 2021 CNY (¥)	Apr. 19, 2021 USD ($)	Mar. 29, 2021 CNY (¥)	Mar. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 12, 2020 CNY (¥)	Jan. 12, 2020 USD ($)	Dec. 31, 2019 USD ($)
Bank acceptance notes payable					$ 1,753,109			$ 205,520
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch
Bank acceptance notes payable					0	¥ 1,431,200	$ 205,520	205,520
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank
Bank acceptance notes payable			¥ 1,435,805	$ 220,109	220,109			0
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch
Bank acceptance notes payable	¥ 10,000,000	$ 1,533,000			$ 1,533,000			$ 0